INCOME TAXES	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

	2023	2022

Loss before income taxes	$(3,939,961)	$(2,714,616)
Expected income tax recovery at statutory rates	$(591,000)	$(407,000)
Provincial income tax recovery	(290,000)	(244,000)
Effect of income taxes from US operations	(100,000)	(42,000)
Change in statutory, foreign tax, foreign exchange rates and other	(18,000)	(32,000)
Permanent differences	3,000	103,000
Adjustment to prior years provision versus statutory tax returns	(43,000)	(53,000)
Change in valuation allowance	1,039,000	675,000
Deferred income tax recovery	$-	$-

Components of the Company’s pre-tax loss and income taxes are as follows:

	2023	2022
Loss for the year
Canada	$(2,418,491)	$(2,030,281)
US	(1,521,470)	(684,335)
	$(3,939,961)	$(2,714,616)
Expected income tax (recovery)
Canada	$(659,000)	$(549,000)
US	(319,000)	(102,000)
	$(978,000)	$(651,000)
Deferred income tax
Canada	$659,000	$548,000
US	319,000	103,000
	$978,000	$651,000
Deferred income tax recovery	$-	$-

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2023	2022

Tax loss carryforwards	$2,313,000	$1,342,000
Property and equipment	39,000	(74,000)
Financing fees	191,000	216,000
	2,543,000	1,484,000
Deferred tax assets valuation allowance	(2,543,000)	(1,484,000)
Net deferred tax assets	$-	$-

The significant components of the Company’s temporary differences include unamortized financing fees and tax loss carryforwards. The valuation allowance reduces the deferred tax assets to amounts that are, in management’s assessment, more likely than not to be realized. For the years ended September 30, 2023 and 2022, the Company had financing fees of $709,000 and $801,000, respectively, with expiration dates between 2044 and 2048. The Company also had tax loss carryforwards of approximately $9,386,000 in Canada and the United States. For the years ended September 30, 2023 and 2022, the Canada tax losses totaled $7,019,000 and $4,028,000, respectively, with expiration dates ranging from 2037 to 2043 and 2037 to 2042, respectively. The United States tax losses for the years ended September 30, 2023 and 2022 totaled $2,367,000 and $804,000, respectively, and had no expiration dates.